Notes Payable and Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable and Convertible Promissory Notes

Note 4 – Notes Payable and Convertible Promissory Notes

The following table summarizes the Company’s outstanding term loans:

(in thousands)	September 30, 2022	December 30, 2021
2019 Term Loan	$5,677	$5,677
2022 Term Loan	2,222	-
	7,899	5,677
Unamortized discounts	(1,029)	-
	$6,870	$5,677

2019 Term Loans

During 2019, the Company entered into term loan subscription agreements with certain accredited investors, pursuant to which the Company issued secured promissory notes in the aggregate principal amount of approximately $5.7 million (collectively, the “2019 Term Loans”). The Company paid $707,000 in debt issuance costs which was recorded as a debt discount to be amortized as interest expense over the term of the loan using the straight-line method.

The promissory notes accrued interest at a rate of 12% per annum. Interest is payable quarterly with the first interest payment to be made on December 28, 2019, and each subsequent payment every Nine months thereafter. On December 28, 2019, the Company defaulted on the initial interest payment on the loan and the interest rate per annum increased to the default rate of 15%.

The unpaid principal balance of the notes, plus accrued and unpaid interest thereon, matured on June 28, 2020. The notes were secured by a first lien and security interest on all the assets of the Company and certain of its wholly owned subsidiaries. On June 28, 2020, the Company defaulted on the maturity date principal payment.

On June 26, 2021, the holders of the 2019 Term Loans agreed to subordinate their lien and security interest in the assets of the Company and its subsidiaries as set forth in the Security Agreement dated June 28, 2019, to the holders of the June 2021 convertible notes.

On April 19, 2022, a majority of the noteholders of the secured non-convertible promissory notes of the Company issued between June 18, 2019, and August 5, 2019, which matured on August 5, 2020, consented to forbear collection efforts until September 30, 2022. Accordingly, the collateral agent for the note holders in consideration of the signed noteholder agreements agreed to forbear all notes outstanding.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

The Company recognized approximately $212,000 and $637,000 in interest expense related to the Notes for the three and nine months ended September 30, 2022, respectively. The Company recognized approximately $215,000 and $637,000 in interest expense related to the Notes for the three and nine months ended September 30, 2021, respectively.

As of September 30, 2022, the Company had approximately $2.7 million of accrued interest on the notes included in accrued expenses and is in default on the repayment of approximately $5.7 million in principal and the $2.7 million in accrued interest on the 2019 Term Loans.

2022 Term Loan

On May 11, 2022, the Company entered into a Securities Purchase Agreement with investors whereby the Company issued the Purchasers Original Issue Discount Promissory Notes in the aggregate principal amount of $2,222,222, net of an original issue discount of $222,222 for a purchase price of $2,000,000 and warrants to purchase 1,111,112 shares of the Company’s common stock, pursuant to the terms and conditions of the SPA and secured by a Security Agreement as described below. In addition, the Company issued 19,231 commons shares to an investment banker as commission on the sale. The Company received total consideration of $1,692,200 after debt issuance costs of $307,800.

The Notes are due on the earliest to occur of (i) the 12-month anniversary of the original issuance date of the Notes, or May 11, 2023, (ii) a financing transaction which results in the Company’s common stock being listed on a national securities exchange, and (iii) an event of default. If an event of default occurs before the Company’s common stock is listed on a national securities exchange, the event of default would require a repayment of 125% of the outstanding principal, accrued interest and other amounts owing thereon unless the Company is trading on a national securities exchange in which case the repayment would be 100%. The Notes bear interest at 8% per annum, subject to an increase to 15% in case of an event of default as provided for therein. In addition, at any time before the 12-month anniversary of the date of issuance of the Notes, the Company may, upon five days’ prior written notice to the Purchaser, prepay all of the then outstanding principal amount of the Notes for cash in an amount equal to the sum of 105% of all amounts due and owing hereunder, including all accrued and unpaid interest.

The Warrants are exercisable for a 66 month period (five years and six months) ending November 11, 2027, at an exercise price of $0.80 per share, subject to certain adjustments.

The Company recorded a total debt discount of $1,693,000 including an original issue discount of $222,222, a discount related to issuance costs of $307,800, a discount related to the issuance of common stock of $11,820, and a $1,151,000 discount related to the initial warrant derivative liability. The discounts are being amortized over the life of the note.

The Company’s obligations under the Notes are secured by a first priority lien on all of the assets of the Company and its wholly-owned subsidiaries pursuant to a Security Agreement, dated May 11, 2022 and among the Company, its wholly-owned subsidiaries, the Purchasers, and the lead investor as the collateral agent.

For the three and nine months ended September 30, 2022, the Company recognized approximately $562,300 and $663,300 related to the amortization of debt discounts and fees and approximately $45,400 and $70,600 in interest expense, respectively. No interest expense or debt discount was recognized for the same period of 2021.

As of September 30, 2022, the Company has recorded $2,222,222 of outstanding principal, $70,600 of accrued interest and approximately $1,029,000 of unamortized discount and issuance expenses on the 2022 Term Loans.

Convertible Promissory Notes

The following table summarizes the Company’s outstanding convertible notes as of September 30, 2022, and December 31, 2021:

(in thousands)	September 30, 2022	December 31, 2021
Convertible Notes	$1,300	$1,516
Unamortized discounts and fees	(178)	(530)
	$1,122	$986

Ten convertible notes with outstanding principal of approximately $1.1 million were in default as of September 30, 2022.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

Secured Convertible Promissory Note – February 2020

On February 5, 2020, the Company entered into a Securities Purchase Agreement with accredited investors and issued the investors, (i) original issue discount Convertible Promissory Notes with a principal of $550,500 issued at a 10% original issue discount, for a total purchase price of $499,950, and (ii) warrants to purchase up to such number of shares of the common stock of the Company as is equal to the product obtained by multiplying 1.75 by the quotient obtained by dividing (A) the principal amount of the Notes by (B) the then applicable conversion price of the Notes. This results in a variable quantity of warrants at any point in time due to the variable conversion price of the Notes. (See Note 7).

The Convertible Notes matured on August 5, 2020. Prior to default, interest accrued to the Holders on the aggregate unconverted and then outstanding principal amount of the Notes at the rate of 10% per annum, calculated on the basis of a 360-day year and accrues daily. On June 15, 2020, the Company defaulted on certain covenants in the 2020 term loan and the interest rate reset to the default rate of 18%.

Until the Convertible Notes are no longer outstanding, the Convertible Notes are convertible, in whole or in part, at any time, and from time to time, into shares of Common Stock at the option of the noteholder. The conversion price is the lower of: (i) $10.00 per share of Common Stock and (ii) 70% of the volume weighted average price of the Common Stock on the trading market on which the Common Stock is then listed or quoted for trading for the prior ten (10) trading days (as adjusted for stock splits, stock combinations and similar events); provided, that if the Notes are not prepaid on or before May 5, 2020, then the conversion price shall be the lower of (x) 60% of the conversion price as calculated above or (y) $1.00 (as adjusted for stock splits, stock combinations and similar events). The conversion price of the Convertible Notes shall also be adjusted as a result of subsequent equity sales by the Company, with customary exceptions.

The exercise price of the Warrants shall be equal to the conversion price of the Convertible Notes, provided, that on the date that the Convertible Notes are no longer outstanding, the exercise price shall be fixed at the conversion price of the Convertible Notes on such date, with the exercise price of the Warrants thereafter (and the number of shares of Common Stock issuable upon the exercise thereof) being subject to adjustment as set forth in the Warrants. The warrants have a 5-year term.

The Company recorded a discount related to the Warrants of approximately $322,000, which includes an allocation of original issue discount (“OID”) and issue costs of $30,000 and $53,000 based on the relative fair value of the instruments as determined by using the Monte-Carlo simulation model. The Company also recorded the remaining debt discount related to the convertible debt OID of approximately $21,000 and debt issuance costs of $38,000 using the relative fair value method to be amortized as interest expense over the term of the loan using the straight-line method. Total discounts recorded were approximately $381,000.

On March 19, 2021, the holder of the Convertible Note converted $25,900 of interest into 25,900 shares of common stock.

On July 29, 2021, the holder of the Convertible Note converted $27,500 of interest into 27,500 shares of common stock.

On August 16, 2021, the holder of the Convertible Note converted $25,000 of principal and interest into 25,000 shares of common stock.

On September 13, 2021, the holder of the Convertible Note converted $32,500 of principal and interest into 32,500 shares of common stock.

On October 4, 2021, the holder of the Convertible Note converted $26,250 of principal and interest into 26,250 shares of common stock.

On November 29, 2021, the holder of the Convertible Note converted $31,150 of principal and interest into 31,151 shares of common stock.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

The total note principal and interest converted during the year ended December 31, 2021, was $168,300 and 168,294 common shares issued were valued at fair value based on the quoted trading prices on the conversion dates aggregating approximately $554,000 resulting in a loss on debt extinguishment of $386,000. In addition, derivative fair value of $245,000 relating to the portion of the Note converted was settled resulting in gain on extinguishment of approximately $245,000. The net loss on extinguishment was approximately $141,000.

On January 27, 2022, the conversion price of the notes and warrants was adjusted to be the lower of (x) 60% of the conversion price as calculated above or (y) $0.78 as a result of issuance of common stock for a convertible note conversion.

For the three and nine months ended September 30, 2022, the Company recognized approximately $21,000 and $66,800 in interest expense related to the note, respectively. The Company recognized approximately $25,000 and $76,000 in interest expense related to the notes for the three and nine months ended September 30, 2021, respectively.

As of September 30, 2022, the Company had accrued interest on the February 2020 Convertible Note of approximately $168,000.

As of September 30, 2022, the Company remains in default on the repayment of remaining principal of $457,359 and accrued interest on the February 2020 Convertible Notes. Upon demand for repayment at the election of the holder, the holder of the Convertible Note is due 140% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Convertible Note. The 40% premium will be recorded once a demand occurs.

Secured Convertible Promissory Note – June 2020

On June 26, 2020, the Company issued to an existing investor in the Company a 10% original issue discount Senior Secured Convertible Promissory Note with a principal of $58,055, for a purchase price of $52,500, net of the original issue discount of $5,555. The Convertible Note matured on December 26, 2020. Prior to default, interest accrued on the aggregate unconverted and then outstanding principal amount of the Note at the rate of 10% per annum, calculated on the basis of a 360-day year. The Company incurred approximately $14,000 in debt issuance costs. On August 5, 2020, the Company defaulted on certain covenants in the loan and the interest rate reset to the default rate of 18%.

The Note is convertible, in whole or in part, into shares of common stock of the Company at the option of the noteholder at a conversion price of $0.40 (as adjusted for stock splits, stock combinations and similar events); provided, that if an event of default has occurred under the Note, then the conversion price shall be 65% of the lowest closing bid price of the Company’s common stock as reported on its principal trading market for the twenty consecutive trading day period ending on (and including) the trading day immediately preceding the date on which the conversion notice was delivered. The conversion price shall also be adjusted for subsequent equity sales by the Company. Because the share price on the commitment date was in excess of the conversion price, the Company recorded a beneficial conversion feature of $50,000 related to this note that was credited to additional paid in capital and reduced the carrying amount. At the commitment date, the actual intrinsic value of the beneficial conversion feature was approximately $203,000. The discount recorded is being amortized to interest expense over the life of the loan using the straight-line method.

The obligations of the Company under the Note are secured by a senior lien and security interest in all of the assets of the Company and certain of its wholly-owned subsidiaries pursuant to the terms and conditions of a Security Agreement dated June 26, 2020 by the Company in favor of the noteholder. In connection with the issuance of the Note, the holders of the secured promissory notes that the Company issued to select accredited investors between June 28, 2019 and August 5, 2019 in the aggregate principal amount of approximately $5.7 million agreed to subordinate their lien and security interest in the assets of the Company and its subsidiaries as set forth in the Security Agreement dated June 28, 2019 that such holders entered into with the Company and its subsidiaries to the security interest granted to the holder of the Note.

On January 27, 2022, the conversion price of the note was adjusted to the lower of 65% of the lowest closing bid price of the Company’s common stock as reported on its principal trading market for the twenty consecutive trading day period ending on (and including) the trading day immediately preceding the date on which the conversion notice was delivered or $0.78 as a result of issuance of common shares for a convertible note conversion.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

For both the three and nine-month periods ended September 30, 2022 and September 31, 2021 the Company recognized approximately $2,700 and $7,900 in interest related to the note.

As of September 30, 2022, the Company remains in default on the repayment of principal of $58,055 and approximately $23,500 in accrued interest on the notes. Upon demand for repayment at the election of the holder, the holder of the note is due 140% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Note. The 40% premium will be recorded once a demand occurs.

Secured Convertible Promissory Note – October 2020

On October 30, 2020, the Company issued to an existing investor in and lender to the Company a 10% original issue discount senior secured convertible promissory note with a principal of $111,111, for a purchase price of $100,000. The note is convertible into shares of common stock of the Company at the option of the noteholder at a conversion price of $1.40 (as adjusted for stock splits, stock combinations and similar events); provided, that if an event of default has occurred under the Note, then the conversion price shall be 70% of then conversion price. The conversion price of the notes is subject to anti-dilution price protection and on March 19, 2021, the conversion price of the notes was adjusted to $1.00 per share as a result of subsequent equity sales by the Company.

The obligations of the Company under the note are secured by a senior lien and security interest in all of the assets of the Company.

The Company recorded approximately $9,000 in debt issuance cost to be amortized over the life of the loan using the straight-line method.

The interest rate on the note was 10% per annum, calculated on the basis of a 360-day year. On April 30, 2021, the note matured and the Company defaulted on the note and the interest rate on the loan reset to 18%.

Additionally, the Company issued the noteholder 79,366 warrants to purchase the Company’s common stock at $1.60 per share subject to certain adjustments as defined in the agreement. Until the Notes are no longer outstanding, the warrants have full-ratchet protection, are exercisable for a period of five years, and contain customary exercise limitations. On March 19, 2021, the exercise price of the warrants was adjusted to $1.00 and the Company issued an additional 47,619 warrants to the note holder. The Company recorded approximately $57,000 as a deemed dividend upon the repricing based upon the change in fair value of the warrants using a binomial valuation model. The Company used a risk-free rate of 0.16%, volatility of 262.27%, and expected term of 0.92 years in calculating the fair value of the warrants.

The Company recorded a discount related to the warrants of approximately $66,000, including a discount of $6,000 and issuance costs of $5,000 based on the relative fair value of the instruments as determined by using the Black-Scholes valuation model. The Company recorded a beneficial conversion feature of $45,000 related to the note that was credited to additional paid in capital and reduced the carrying amount. The discount recorded is being amortized to interest expense over the life of the loan using the straight-line method. At the commitment date, the actual intrinsic value of the beneficial conversion feature was approximately $69,000. The Company also recorded a debt discount related to the convertible debt of approximately $5,000 and debt issuance cost of $4,000 using the relative fair value method to be amortized as interest expense over the term of the loan using the straight-line method.

On January 27, 2022, the exercise price of the notes and warrants was adjusted from the default conversion price of $0.98 to $0.78 as a result of a convertible note exercise and the Company issued an additional 35,816 warrants to the note holder.

As of September 30, 2022, 162,800 warrants were outstanding that were issued with the October 2020 convertible note at an exercise price of $0.78.

For the three and nine months ended September 30, 2022, the Company recognized approximately $5,100 and $15,200 in interest expense for the note, respectively. For the three and nine months ended September 30, 2021, the Company recognized approximately $5,000 and $14,800 in interest expense including $0 and $2,600 related to the amortization of debt issuance costs, respectively. For the three and nine-month period ended September 30, 2021, the Company recognized $0 and $79,000 and related to the amortization of debt discount. As of September 30, 2022, the debt discount and issuance costs for the note were fully amortized.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

As of September 30, 2022, the Company has outstanding principal of $111,111 and accrued interest on the note of approximately $34,400.

As of September 30, 2022, the Company remains in default on the repayment of principal and interest on the notes. Upon demand for repayment at the election of the holder, the holder of the note is due 125% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Note. The 25% premium will be recorded once a demand occurs.

Secured Convertible Promissory Note – January 2021

On January 31, 2021, the Company issued to an existing investor in and lender to the Company a 10% original issue discounted Senior Secured Convertible Promissory Note with a principal of $52,778, for a purchase price of $47,500, net of original issue discount of $5,278. The Note is convertible into shares of common stock of the Company at the option of the noteholder at a conversion price of $1.40 (as adjusted for stock splits, stock combinations and similar events); provided, that if an event of default has occurred under the Note, then the conversion price shall be 70% of the then conversion price. The conversion price of the notes is subject to anti-dilution price protection and will be adjusted upon subsequent equity sales by the Company.

The obligations of the Company under the Note are secured by a senior lien and security interest in all assets of the Company.

Additionally, the Company issued to the investor 37,699 warrants to purchase the Company’s common stock at an exercise price of $1.60 per share subject to certain adjustments as defined in the agreement. Until the Notes are no longer outstanding, the warrants have full-ratchet protection, are exercisable for a period of five years, and contain customary exercise limitations. On March 19, 2021, the exercise price of the warrants was adjusted to $1.00 and the Company issued an additional 22,619 warrants to the note holder. The Company recorded approximately $27,000 as a deemed dividend upon the repricing based upon the change in fair value of the warrants using a binomial valuation model. The Company used a risk-free rate of 0.16%, volatility of 262.27%, and expected term of 0.97 years in calculating the fair value of the warrants.

The Company recorded approximately $2,000 in debt issuance cost to be amortized over the life of the loan using the straight-line method.

The interest rate on the note was 10% per annum, calculated on the basis of a 360-day year. On July 31, 2021, the note matured and the Company defaulted on the note and the interest rate on the loan reset to the default rate of 18% per annum.

The Company recorded a discount related to the warrants of approximately $32,000, which includes an allocated original issue discount, of $3,000 and allocated issuance costs of $1,000 based on the relative fair value of the instruments as determined by using the Black-Scholes valuation model. The assumptions used in the Black-Scholes model were a risk-free rate of 0.45%, volatility of 240.83%, and an expected term of one year in calculating the fair value of the warrants.

The Company also recorded a debt discount related to the convertible debt of approximately $2,000 remaining original issue discount and remaining debt issuance cost of $1,000 using the relative fair value method to be amortized as interest expense over the term of the loan using the straight-line method.

Total discounts recorded including the original issue discount were approximately $35,000.

On January 27, 2022, the exercise price of the notes and warrants was adjusted from the default conversion price of $0.98 to $0.78, as a result of a convertible note exercise and the Company issued an additional 17,012 warrants to the note holder.

As of September 30, 2022, 77,330 warrants were outstanding that were issued with the January 2021 convertible note at an exercise price of $0.78.

For the three and nine months ended September 30, 2022, the Company recognized approximately $2,400 and $7,200 in interest expense on the note, respectively. For the three and nine-month periods ended September 30, 2021, the Company recognized approximately $2,900 and $5,700 in interest expense including approximately $100 and $700 related to the amortization of debt issuance costs, respectively. For the three and nine-month period ended September 30, 2021, the Company recognized $5,600 and $34,000 related to the amortization of debt discount. As of September 30, 2022, the debt discount and issuance costs on the note were fully amortized.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

As of September 30, 2022, the Company has outstanding principal of $52,778 on the note and has recorded approximately $13,900 of accrued interest included in accrued expenses on the accompanying balance sheet.

As of September 30, 2022, the Company remains in default on the repayment of principal and accrued interest on the notes. Upon demand for repayment at the election of the holder, the holder of the note is due 125% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Note. The 25% premium will be recorded once a demand occurs.

Secured Convertible Promissory Note – April 2021

On April 12, 2021, the Company issued to an accredited investor in and lender to the Company a 10% original issue discounted Senior Secured Convertible Promissory Note with a principal amount of $66,667, for a purchase price of $60,000 net of an original discount of $6,667. Additionally, the Company issued to the investor 40,000 five-year warrants to purchase the Company’s common stock at an exercise price of $1.90 per share. The warrants have full ratchet protection.

The note matured on October 12, 2021. Prior to default, interest accrued on the aggregate unconverted and then outstanding principal amount of the note at the rate of 10% per annum, calculated on-the-basis of a 360-day year. On October 12, 2021, the Company defaulted on the note and the interest rate on the note reset to 18% per annum.

The Note is convertible, in whole or in part, at any time, and from time to time, into shares of the common stock of the Company at the option of the noteholder at a conversion price of $1.50 (as adjusted for stock splits, stock combinations and similar events); provided, that if an event of default has occurred under the Note, then the conversion price shall be 70% of the then conversion price. The conversion price shall also be adjusted upon subsequent equity sales by the Company. The obligations of the Company under the Note are secured by a senior lien and security interest in all assets of the Company.

The Company recorded a discount related to the warrants of approximately $34,000, which includes approximately $3,700 of OID discount allocated under the relative fair value method, and a remaining discount related to the OID of $3,000 based on the relative fair value of the instruments. The fair value of the warrants on which the relative fair value is based was determined by using the Black-Scholes valuation model. The assumptions used in the Black-Scholes model were a risk-free rate of 0.89%, volatility of 240.64%, and an expected term of one year in calculating the fair value of the warrants.

On June 25, 2021, the exercise price of the warrants was adjusted to $1.50 and the Company issued an additional 10,667 warrants to the note holder. The Company recorded approximately $11,000 as a deemed dividend upon the repricing based upon the change in fair value of the warrants using a binomial valuation model. The Company used a risk-free rate of 0.92%, volatility of 247.52%, and expected term of 0.96 years in calculating the fair value of the warrants.

On November 4, 2021, the Company issued 7,662 shares of common stock upon a cashless exercise of 12,500 warrants issued with the April 2021 Convertible Note.

On November 30, 2021, the exercise price of the warrants was adjusted to $1.00 based on a note conversion at $1.00 and the Company issued an additional 19,084 warrants to the note holder.

On January 27, 2022, the exercise price of the note and warrants was adjusted from the default conversion price of $1.05 to $0.78 based on a convertible note conversion at $0.78 and the Company issued an additional 16,147 warrants to the note holder.

As of September 30, 2022, 73,398 warrants were outstanding that were issued with the April 2021 convertible note at an exercise price of $0.78.

During the three-months ended September 30, 2022, the Company repaid $25,000 of principal on the note. The Company recorded approximately $19,500 gain on debt extinguishment resulting from the settlement of the derivative as a result of repayment of the note.

For the three and nine months ended September 30, 2022, the Company recognized approximately $1,800 and $7,800 in interest expense for the notes. For the three and nine-month period ended September 30, 2021, the Company recognized approximately $19,000 and $35,000, respectively related to the amortization of debt discount. For the three and nine-month periods ended September 30, 2021, the Company recognized approximately $1,700 and $3,200 in interest expense, As of September 30, 2022, the debt discounts and issuance costs on the note were fully amortized.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

As of September 30, 2022, the Company has recorded $41,667 of principal and approximately $13,900 of accrued interest for the note on the accompanying balance sheet.

As of September 30, 2022, the Company remains in default on the repayment of principal and accrued interest on the notes. Upon demand for repayment at the election of the holder, the holder of the note is due 125% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Note. The 25% premium will be recorded once a demand occurs.

Secured Convertible Promissory Note – June 2021

On June 25, 2021, the Company issued to an accredited investor in and lender to the Company a 5% original issue discounted Senior Secured Convertible Promissory Note with a principal amount of $66,500, for a purchase price of $63,000, net of an original issue discount of $3,500. Additionally, the Company issued to the investor 40,000 three-year warrants to purchase the Company’s common stock at an exercise price of $1.90 per share. Upon subsequent down-round equity sales by the Company, the number of shares issuable upon exercise of the Warrant shall be proportionately adjusted such that the aggregate exercise price of this Warrant shall remain $76,000 which is a full ratchet price protection provision.

The note matured on June 25, 2022. Interest accrues on the aggregate unconverted and then outstanding principal amount of the note at the rate of 10% per annum, calculated on the basis of a 365-day year.

The Note is convertible, in whole or in part, at any time, and from time to time, into shares of the common stock of the Company at the option of the noteholder at a conversion price of $1.50 (as adjusted for stock splits, stock combinations and similar events); provided, however that in the event, the Company’s Common Stock trades below $1.60 per share for more than three consecutive trading days, the holder of this Note is entitled, at its option, to convert all or any amount of the principal face amount of this Note then outstanding into shares of the Company’s common stock at a price for each share of Common Stock equal to 65% of the lowest trading price of the Common Stock for the twenty prior trading days including the day upon which a Notice of Conversion is received. The conversion discount, look back period and other terms of the Note will be adjusted on a ratchet basis if the Company offers a more favorable conversion discount, prepayment rate, interest rate, (whether through a straight discount or in combination with an original issue discount), look back period or other more favorable term to another party for any financings while this Note is in effect.

The obligations of the Company under the Note are secured by a senior lien and security interest in all assets of the Company.

The Company incurred approximately $9,300 in debt issuance costs.

The Company also issued 2,377 shares of common stock as a commission fee to the investment banker. The fair value of the common stock which was approximately $5,040 was recorded as debt issuance expense.

Due to the variability in the conversion price of the Note the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $102,823 with $87,039 charged to derivative expense and $15,784 recorded as a debt discount.

Total discounts recorded were $66,500. The Company recorded an original issue discount of $3,500, a discount of $9,300 for issuance costs, a discount related to the warrants of approximately $37,916 and a discount related to the derivative of $15,784 based on the relative fair value of the instruments. The warrant fair value on which the relative fair value was based was determined by using a simple binomial lattice model. The assumptions used in the model were a risk-free rate of 0.48%, volatility of 302.11%, and an expected term of 0.60 years in calculating the fair value of the warrants.

On August 11, 2021, the exercise price of the warrants was adjusted to $1.50 and the Company issued an additional 10,667 warrants to the note holder. The Company recorded approximately $25,000 as a deemed dividend upon the repricing based upon the change in fair value of the warrants using a binomial valuation model. The Company used a risk-free rate of 0.81, volatility of 209%, and expected term of 0.57 years in calculating the fair value of the warrants.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

On October 27, 2021, the Company and the institutional investor who holds the convertible promissory note agreed to extend the maturity date of the note by six months to December 25, 2022 for no consideration.

On November 30, 2021, the exercise price of the warrants was adjusted to $1.00 based on a note conversion at $1.00 and the Company issued an additional 25,333 warrants to the note holder.

On January 27, 2022, the holder of the June 25, 2021, convertible note converted $9,500 of principal and $421 of interest at $0.78 per share into 12,721 shares of common stock that were valued at fair value based on the quoted trading prices on the conversion dates aggregating approximately $28,000 resulting in a loss on debt extinguishment of $18,000. In addition, derivative fair value of $23,000 relating to the portion of the Note converted was settled resulting in a gain on extinguishment of approximately $23,000. The net gain on extinguishment was approximately $5,000. In addition, the conversion price of the warrants issued with the notes were adjusted to $0.78 per share and the Company issued an additional 21,436 warrants to the holder of the note.

As of September 30, 2022, 97,436 warrants were outstanding that were issued with the June 2021 convertible note at an exercise price of $0.78.

For the three and nine months ended September 30, 2022, the Company recognized approximately $10,000 and $29,600 related to the amortization of debt discounts and approximately $3,400 and $10,400 in interest expense related to the note. For the three and nine-month period ended September 30, 2021, the Company recognized approximately $30,810 for the amortization of the debt discount. For both the three and nine-month periods ended September 30, 2021, the Company recognized approximately $3,000 in interest expense.

As of September 30, 2022, the Company has recorded $57,000 of outstanding principal and approximately $15,700 of accrued interest and $9,100 of unamortized discount and issuance expenses.

Convertible Promissory Note – August 11, 2021

On August 11, 2021, the Company entered into a Securities Purchase Agreement with an accredited institutional investor pursuant to which the Company issued to the investor its Original Issue Discount Secured Convertible Promissory Note in the principal amount of $220,500 and warrants to purchase 40,000 shares of the common stock of the Company for which the Company received consideration of $210,000 net of an original issue discount of $10,500. In addition, the Company entered into a Registration Rights Agreement with the investor and issued the investor 5,000 common shares as a commitment fee.

The note matured on August 11, 2022 and absent an event of default provides for an interest rate of 10% per annum, payable at maturity, and is convertible into common stock of the Company at a price of $1.50 per share, subject to anti-dilution adjustments in the event of certain corporate events as set forth in the Note, provided that if the average closing price of the Company’s common stock during any Nine consecutive trading days is below $1.60, the conversion price shall be reduced to 65% of the lowest trading price during the 20 consecutive trading days immediately preceding the conversion date. On November 9, 2021, the Company defaulted on certain covenants in the note and the interest rate on the note reset to 24% per annum.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

In addition to customary anti-dilution adjustments the Note provides, subject to certain limited exceptions, that if the Company issues any common stock or common stock equivalents, as defined in the Note, at a per share price lower than the conversion price then in effect, the conversion price will be reduced to the per share price at which such shares or common share equivalents were sold.

The warrants are initially exercisable for a period of five years at a price of $1.90 per share, subject to customary anti-dilution adjustments upon the occurrence of certain corporate events as set forth in the warrant.

The Company incurred approximately $30,000 in debt issuance costs.

The Company also issued 7,000 shares of common stock to the investment banker as a commission on the note.

Due to the variability in the conversion price of the Note the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $340,893 with $234,388 charged to derivative expense and $106,505 recorded as a debt discount.

The Company recorded a total debt discount of $220,500 including an original issue discount of $10,500, a discount related to the warrants of approximately $56,454 a discount related to issuance costs of $30,000 and a discount related to the issuance of common stock of approximately $17,041, and a $106,505 discount related to the initial derivative value of the embedded conversion feature on the note all based on the relative fair value of the instruments.

The fair value of the warrants on which the relative fair value was based was determined by using a simple binomial lattice model. The assumptions used in the model were a risk-free rate of 0.81%, volatility of 253%, and an expected term of one year in calculating the fair value of the warrants. The discounts are being amortized over the term of the convertible note.

On November 30, 2021, the exercise price of the warrants was adjusted to $1.00 based on a note conversion at $1.00 and the Company issued an additional 36,000 warrants to the note holder.

On January 27, 2022, the conversion price of the notes was adjusted to the lower of $0.78 per share, or provided that if the average closing price of the Company’s common stock during any six consecutive trading days is below $1.60, the conversion price shall be reduced to 65% of the lowest trading price during the 20 consecutive trading days immediately preceding the conversion date. In addition, the exercise price of the warrant was adjusted to $0.78 per share and the Company issued an additional 21,436 warrants to the holder of the note. Both the conversion price of the note and warrants were adjusted as a result of a convertible note exercise at $0.78 per share.

On May 12, 2022, the Company repaid $135,695 of principal and $64,305 of interest including $54,278 of interest due as a result of early redemption on the note. In addition, the holder of the note extended the maturity date on the note to September 30, 2022, when the outstanding balance of principal and interest of $128,502 is due on the note. The Company recorded a $45,200 gain on debt extinguishment as a result of repayment of the note. On September 30, 2022, the Company defaulted on the outstanding balance of principal and interest on the note.

As of September 30, 2022, 97,436 warrants were outstanding that were issued with the August 11, 2021 convertible note at an exercise price of $0.78.

For the three and nine months ended September 30, 2022, the Company recognized approximately $39,900 and $134,000 related to the amortization of debt discount and approximately $6,800 and $92,000 in interest expense related to the note. Interest expense for the three months ended September 30, 2022, included approximately $67,000 in additional interest accrued due to penalties incurred for early redemption of the note. For the three and nine-month period ended September 30, 2021, the Company recognized approximately $30,810 for the amortization of the debt discount. For both the three and nine-month periods ended September 30, 2021, the Company recognized approximately $3,000 in interest expense.

As of September 30, 2022, the Company has remaining $85,000 of outstanding principal and approximately $43,700 of accrued interest.

Convertible Promissory Note – August 17, 2021

On August 17, 2021, the Company entered into a Securities Purchase Agreement with an accredited institutional investor pursuant to which the Company issued to the investor its Original Issue Discount Secured Convertible Promissory Note in the principal amount of $220,500 and warrants to purchase 40,000 shares of the common stock of the Company for which the Company received consideration of $210,000 net of original discount of $10,500. In addition, the Company entered into a Registration Rights Agreement with the investor and issued the investor 5,000 common shares as a commitment fee.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

The note matures on August 17, 2022 and provides for an interest rate of 10% per annum, payable at maturity, and is convertible into common stock of the Company at a price of $1.50 per share, subject to anti-dilution adjustments in the event of certain corporate events as set forth in the Note, provided that if the average closing price of the Company’s common stock during any three consecutive trading days is below $1.60, the conversion price shall be reduced to 65% of the lowest trading price during the 20 consecutive trading days immediately preceding the conversion date. The embedded conversion option will be treated as a bifurcated derivative liability.

In addition to customary anti-dilution adjustments the Note provides, subject to certain limited exceptions, that if the Company issues any common stock or common stock equivalents, as defined in the Note, at a per share price lower than the conversion price then in effect, the conversion price will be reduced to the per share price at which such shares or common share equivalents were sold.

The Warrants are initially exercisable for a period of five years at a price of $1.90 per share, subject to customary anti-dilution adjustments upon the occurrence of certain corporate events as set forth in the Warrant.

The Company incurred approximately $30,000 in debt issuance costs. The Company also issued 5,631 shares of common stock to the investment banker as a commission on the note.

Due to the variability in the conversion price of the Note, the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $398,404 with $297,833 charged to derivative expense and $100,571 recorded as a debt discount.

The Company recorded a total debt discount of $220,500 including an original issue discount of $10,500, a discount related to the warrants of approximately $62,220 a discount related to issuance costs of $30,000 a discount related to the issuance of common stock of approximately $17,209, and a $100,571 discount related to the initial derivative value of the embedded conversion feature on the Note all based on the relative fair value of the instruments.

The fair value of the warrants on which the relative fair value was based was determined by using a simple binomial lattice model. The assumptions used in the model were a risk-free rate of 0.77%, volatility of 254%, and an expected term of one year in calculating the fair value of the warrants. The discounts are being amortized over the life of the convertible note.

On October 27, 2021, the Company and the institutional investor who holds the promissory note agreed to extend the maturity date the notes by Nine months to February 17, 2023 for no consideration.

On November 15, 2021, the Company defaulted on certain covenants in the note and the interest rate on the note reset to 24% per annum.

On November 30, 2021, the exercise price of the warrants was adjusted to $1.00 based on a note conversion at $1.00 and the Company issued an additional 36,000 warrants to the note holder.

On January 27, 2022, the conversion price of the notes was adjusted to the lower of $0.78 per share, or provided that if the average closing price of the Company’s common stock during any six consecutive trading days is below $1.60, the conversion price shall be reduced to 65% of the lowest trading price during the 20 consecutive trading days immediately preceding the conversion date. In addition, the exercise price of the warrant was adjusted to $0.78 per share and the Company issued an additional 21,436 warrants to the holder of the note. Both the conversion price of the note and warrants were adjusted as a result of a convertible note exercise at $0.78 per share.

As of September 30, 2022, 97,436 warrants were outstanding that were issued with the August 17, 2021 convertible note at an exercise price of $0.78.

For the three and nine months ended September 30, 2022, the Company recognized approximately $35,400 and $105,000 related to the amortization of debt discount and $12,700 and $37,700 in interest expense related to the note, respectively. For both the three and nine months ended September 30, 2021, the Company recognized approximately $27,200 related to the amortization of debt discount and $2,700 in interest expense related to the note.

As of September 30, 2022, the Company has recorded $220,500 of outstanding principal and approximately $53,100 of accrued interest and $52,800 of unamortized discount and issuance expenses.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

Convertible Promissory Note – October 4, 2021

On October 4, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with an institutional investor pursuant to which the Company issued the Buyer a 10% Convertible Redeemable Note in the principal amount of $131,250 and a six-year warrant to purchase 23,810 shares of common stock of the Company for which the Company received proceeds of $110,000. In addition, the Company entered into a Registration Rights Agreement with the investor and issued the investor 2,977 common shares as a commitment fee.

The Note is due October 4, 2022. The Note provides for interest at the rate of 10% per annum, payable in seven equal monthly payments beginning on August 15, 2022, through the maturity date. The Note is convertible into shares of common stock at any time following the date of cash payment at the Buyer’s option at a conversion price of $1.50 per share, subject to certain adjustments.

The warrants are exercisable for three-years from October 4, 2021, at an exercise price of $1.90 per share, subject to certain adjustments, which exercise price may be paid on a cashless basis. The aggregate exercise price is $45,238.

The Company incurred approximately $15,000 in debt issuance costs. The Company also issued 2,173 shares of common stock to the investment banker as a commission on the note.

Due to insufficient authorized shares, the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $564,943 with $487,052 charged to derivative expense and $77,891 recorded as a debt discount.

The Company recorded a total debt discount of $131,250 including an original issue discount of $6,250, a discount related to issuance costs of $15,000, a discount related to the issuance of common stock of $32,109, and a $77,891 discount related to the initial derivative value of the embedded conversion feature on the Note all based on the relative fair value of the instruments. The discounts are being amortized over the life of the convertible note.

On January 2, 2022, the Company defaulted on certain covenants contained in the October 4, 2021, convertible note and the interest rate reset to 16%.

On January 27, 2022, the exercise price of the note was adjusted to $0.78 based on a convertible note conversion at $0.78.

On May 12, 2022, the Company repaid $83,500 of principal on the note and repurchased 2,977 shares of common stock issued to the holder as an original commitment fee on the note for $1,000. The repurchase was recorded at cost as treasury stock on the accompanying balance sheet. In addition, the Company repaid an additional $11,571 of principal and $8,428 of interest on the note. The Company recorded approximately $81,700 gain on debt extinguishment resulting from the settlement of the derivative as a result of repayment of the note.

For the three months ended September 30, 2022, the Company repaid $19,471 of principal and $476 of interest on the note. The Company recorded approximately $14,800 gain on debt extinguishment resulting from the settlement of the derivative as a result of repayment of the note.

As of September 30, 2022, 23,810 warrants were outstanding that were issued with the October 4, 2021 convertible note at an exercise price of $1.90.

For the three and nine months ended September 30, 2022, the Company recognized approximately $33,100 and $98,200 related to the amortization of debt discount and approximately $500 and $5,700 in interest expense related to the note, respectively. No interest expense or debt discount was recognized for the same period of 2021.

As of September 30, 2022, the Company has recorded $16,708 of outstanding principal and $1,100 of unamortized discount and issuance expenses. No interest on the note was due as of September 30, 2022.

Convertible Promissory Note – October 7, 2021

On October 7, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with an institutional investor pursuant to which the Company issued the investor a 10% Convertible Redeemable Note in the principal amount of $131,250 and a three-year warrant to purchase 23,810 shares of common stock of the Company for which the Company received proceeds of $110,000. In addition, the Company entered into a Registration Rights Agreement with the investor and issued the investor 2,977 common shares as a commitment fee and an additional 2,632 shares as a commission to the broker.

The Note is due October 7, 2022. The Note provides for interest at the rate of 10% per annum, payable at maturity. The Note is convertible into shares of common stock at any time following the date of cash payment at the investor’s option at a conversion price of $1.50 per share, subject to certain adjustments.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

The Warrants are exercisable for six-years from October 7, 2021, at an exercise price of $1.90 per share, subject to certain adjustments, which exercise price may be paid on a cashless basis. The aggregate exercise amount per the warrant agreement is $45,238.

The Company incurred approximately $15,000 in debt issuance costs.

Due to insufficient authorized shares, the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $564,184 with $487,667 charged to derivative expense and $76,517 recorded as a debt discount.

The Company recorded a total debt discount of $131,250 including an original issue discount of $6,250, a discount related to issuance costs of $15,000, a discount related to the issuance of common stock of approximately $33,483, and a $76,517 discount related to the initial derivative value of the embedded conversion feature on the Note all based on the relative fair value of the instruments. The discounts are being amortized over the life of the convertible note.

On January 5, 2022, the Company defaulted on certain covenants contained in the October 7, 2021, convertible note and the interest rate reset to 16%.

On January 27, 2022, the exercise price of the note was adjusted to $0.78 based on a convertible note conversion at $0.78.

On May 12, 2022, the Company repaid $83,500 of principal on the note and repurchased 2,977 shares of common stock issued to the holder as an original commitment fee on the note for $1,000. The repurchase was recorded at cost as treasury stock on the accompanying balance sheet. In addition, the Company repaid an additional $11,571 of principal and $8,428 of interest on the note during the three-month period ended September 30, 2022. The Company recorded approximately $82,900 gain on debt extinguishment related to the settlement of the derivative liability as a result of repayment of the note.

For the three months ended September 30, 2022, the Company repaid $19,471 of principal and $476 of interest on the note. The Company recorded approximately $15,200 gain on debt extinguishment resulting from the settlement of the derivative as a result of repayment of the note.

As of September 30, 2022, 23,810 warrants were outstanding that were issued with the October 7, 2021, convertible note at an exercise price of $1.90.

For the three and nine months ended September 30, 2022, the Company recognized approximately $33,100 and $98,200 related to the amortization of debt discounts and approximately $500 and $5,800 in interest expense related to the note. No interest expense or debt discount was recognized for the same period of 2021.

As of September 30, 2022, the Company has recorded $16,708 of outstanding principal and $2,200 of unamortized discount and issuance expenses. No interest on the note was due as of September 30, 2022.

Convertible Promissory Note – March 15, 2022

On March 15, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with an institutional investor pursuant to which the Company issued the investor a 10% Convertible Note in the principal amount of $250,000 for a purchase price of $200,000 reflecting a $50,000 original issue discount. The Company received total consideration of $180,000 after debt issuance costs of $20,000. In addition, the Company issued 2,500 shares of common stock as a commitment fee to the investor. The Company also issued 10,000 shares to the broker as a commission on the sale.

The Note provides for guaranteed interest at the rate of 10% per annum for the 12 months from and after the original issue date of the Note for an aggregate guaranteed interest of $25,000, all of which guaranteed interest shall be deemed earned as of the date of the note. The principal amount and the guaranteed interest shall be due and payable in seven equal monthly payments each, $39,285.71, commencing on August 15, 2022, and continuing on the 15th day of each month until paid in full not later than March 15, 2023, the maturity date.

The Note is convertible into shares of common stock at any time following any event of default at the investor’s option at a conversion price of ninety percent (90%) per share of the lowest per-share trading price of the Company; stock during the ten trading day periods before the conversion, subject to certain adjustments.

The Company recorded a total debt discount of $250,000 including an original issue discount of $50,000, a discount related to issuance costs of $34,384, a discount related to the issuance of common stock of approximately $3,596, and a $162,020 discount related to the initial derivative value of the embedded conversion feature on the Note all based on the relative fair value of the instruments. The discounts are being amortized over the life of the convertible note.

For the three months ended September 30, 2022, the Company repaid $67,176 of principal and $11,396 of interest on the note. The Company recorded approximately $42,600 gain on debt extinguishment resulting from the settlement of the derivative as a result of repayment of the note.

For the three and nine months ended September 30, 2022, the Company recognized approximately $63,000 and $137,000 related to the amortization of debt discounts and approximately $25,000 in interest expense related to the note that was deemed earned as of the date of issuance.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

At September 30, 2022, the Company has recorded $182,800 of outstanding principal $13,600 of accrued interest and $113,000 of unamortized discount and issuance expenses.

Derivative Liabilities Pursuant to Convertible Notes and Warrants

In connection with the issuance of the unrelated party convertible notes (collectively referred to as “Notes”) and warrants (collectively referred to as “Warrants”), discussed above, the Company determined that the terms of certain Notes contained an embedded conversion options to be accounted for as derivative liabilities due to the holder having the potential to gain value upon conversion and provisions which includes events not within the control of the Company. Due to the fact that the number of shares of common stock potentially issuable exceed the Company’s authorized share limit as of September 30, 2022, the equity environment was tainted and all convertible debentures and warrants were included in the value of the derivative. In accordance with ASC 815-40 –Derivatives and Hedging – Contracts in an Entity’s Own Stock, the embedded conversion options contained in the Notes were accounted for as derivative liabilities at the date of issuance or on the reclassification date and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion options and the warrants was determined using the Binomial Lattice valuation model. At the end of each period and on note conversion date or repayment or on the warrant exercise date, the Company revalues the derivative liabilities resulting from the embedded option.

For the nine-month period ended September 30, 2022, in connection with the issuance of the Notes and warrants, on the initial measurement dates, the fair values of the embedded conversion option of approximately $1,422,000 was recorded as derivative liabilities of which $1,314,000 was allocated as a debt discount and $108,000 as derivative expense.

At the end of the period, the Company revalued the embedded conversion option derivative liabilities. In connection with the initial valuations and these revaluations, the Company recorded a gain from the initial and change in the derivative liabilities fair value of approximately $1,534 for the nine-month period ended September 30, 2022.

During the nine months period ended September 30, 2022, the fair value of the derivative liabilities was estimated at issuance and at September 30, 2022, using the Binomial Lattice valuation model with the following assumptions:

Dividend rate	—%
Term (in years)	0.0 to 1.07 year
Volatility	147% to 317.47%
Risk-free interest rate	1.28% to 4.25%

Other than the effect on the derivative valuation recognized in operations, there was no accounting effect to the ratchet adjustments of certain convertible notes to reduce the conversion price to $0.78 in January 2022 since all of the embedded conversion options in the convertible notes were treated as derivatives.

Note 4 – Notes Payable and Convertible Promissory Notes

2019 Term Loan

During 2019, the Company entered into term loan subscription agreements with certain accredited investors, pursuant to which the Company issued secured promissory notes in the aggregate principal amount of approximately $5.7 million. The Company paid $707,000 in debt issuance costs which was recorded as a debt discount to be amortized as interest expense over the term of the loan using the straight-line method.

The promissory notes accrued interest at a rate of 12% per annum. Interest is payable quarterly with the first interest payment to be made on December 28, 2019, and each subsequent payment every three months thereafter. On December 28, 2019, the Company defaulted on the initial interest payment on the loan and the interest rate per annum increased to the default rate of 15%.

The unpaid principal balance of the notes, plus accrued and unpaid interest thereon, matured on June 28, 2020. The notes are secured by a first lien and security interest on all the assets of the Company and certain of its wholly owned subsidiaries. On June 28, 2020, the Company defaulted on the maturity date principal payment.

The Company recognized approximately $1.2 million in interest expense related to the 2019 Term Loan for the year ended December 31, 2020 including $347,000 related to the amortization of debt issuances costs. The Company recognized approximately $852,000 in interest expense related to the notes for the year ended December 31, 2021. As of December 31, 2021, the debt discount and issuance costs for this term loan were fully amortized.

As of December 31, 2021, the Company had approximately $2.0 million of accrued interest on the notes included in accrued expenses and remains in default on the repayment of approximately $5.7 million in principal and $2.0 million in accrued interest on the 2019 Term Loan.

Convertible Promissory Notes

The following table summarizes the Company’s outstanding convertible notes as of December 31, 2021, and December 31, 2020:

(in thousands)	December 31, 2021	December 31, 2020
Convertible Notes	$1,516	$720
Unamortized discounts	(530)	(79)
	$986	$641

Eight convertible notes with outstanding principal of approximately $1.3 million were in default as of the issuance date of this Report.

Secured Convertible Promissory Note – February 2020

On February 5, 2020, the Company entered into a Securities Purchase Agreement with accredited investors and issued the investors, (i) original issue discount Convertible Promissory Notes with a principal of $550,500 issued at a 10% original issue discount, for a total purchase price of $499,950, and (ii) warrants to purchase up to such number of shares of the common stock of the Company as is equal to the product obtained by multiplying 1.75 by the quotient obtained by dividing (A) the principal amount of the Notes by (B) the then applicable conversion price of the Notes.

The Convertible Notes matured on August 5, 2020. Prior to default, interest accrued to the Holders on the aggregate unconverted and then outstanding principal amount of the Notes at the rate of 10% per annum, calculated on the basis of a 360-day year and accrues daily. On June 15, 2020, the Company defaulted on certain covenants in the 2020 term loan and the interest rate reset to the default rate of 18%.

Until the Convertible Notes are no longer outstanding, the Convertible Notes are convertible, in whole or in part, at any time, and from time to time, into shares of Common Stock at the option of the noteholder. The conversion price is the lower of: (i) $10.00 per share of Common Stock and (ii) 70% of the volume weighted average price of the Common Stock on the trading market on which the Common Stock is then listed or quoted for trading for the prior ten (10) trading days (as adjusted for stock splits, stock combinations and similar events); provided, that if the Notes are not prepaid on or before May 5, 2020, then the conversion price shall be the lower of (x) 60% of the conversion price as calculated above or (y) $1.00 (as adjusted for stock splits, stock combinations and similar events). The conversion price of the Convertible Notes shall also be adjusted as a result of subsequent equity sales by the Company, with customary exceptions.

The exercise price of the Warrants shall be equal to the conversion price of the Convertible Notes, provided, that on the date that the Convertible Notes are no longer outstanding, the exercise price shall be fixed at the conversion price of the Convertible Notes on such date, with the exercise price of the Warrants thereafter (and the number of shares of Common Stock issuable upon the exercise thereof) being subject to adjustment as set forth in the Warrants. The warrants have a 5-year term.

The Company recorded a discount related to the Warrants of approximately $322,000, which includes an allocation of original issue discount (“OID”) and issue costs of $30,000 and $53,000 based on the relative fair value of the instruments as determined by using the Monte-Carlo simulation model. The Company also recorded the remaining debt discount related to the convertible debt OID of approximately $21,000 and debt issuance costs of $38,000 using the relative fair value method to be amortized as interest expense over the term of the loan using the straight-line method. Total discounts recorded were approximately $381,000.

The Company recognized $75,000 in interest expense related to the notes for the year ended December 31, 2020. The Company amortized $381,000 of debt discount including the $38,000 related to debt issuance cost for the year ended December 31, 2020. The Company recognized approximately $96,000 in interest expense related to the notes for the year ended December 31, 2021. As of December 31, 2021, the debt discounts for this Convertible Note were fully amortized.

On March 19, 2021, the holder of the Convertible Note converted $25,900 of interest into 25,900 shares of common stock.

On July 29, 2021, the holder of the Convertible Note converted $27,500 of interest into 27,500 shares of common stock.

On August 16, 2021, the holder of the Convertible Note converted $25,000 of principal and interest into 25,000 shares of common stock.

On September 13, 2021, the holder of the Convertible Note converted $32,500 of principal and interest into 32,500 shares of common stock.

On October 4, 2021, the holder of the Convertible Note converted $26,250 of principal and interest into 26,250 shares of common stock.

On November 29, 2021, the holder of the Convertible Note converted $31,150 of principal and interest into 31,151 shares of common stock.

The total note principal and interest converted during the year ended December 31, 2021, was $168,300 and 168,294 common shares issued were valued at fair value based on the quoted trading prices on the conversion dates aggregating approximately $554,000 resulting in a loss on debt extinguishment of $386,000. In addition, derivative fair value of $245,000 relating to the portion of the Note converted was settled resulting in gain on extinguishment of approximately $245,000. The net loss on extinguishment was approximately $141,000.

As of December 31, 2021, the Company had accrued interest on the February 2020 Convertible Note of approximately $101,000.

As of December 31, 2021, the Company remains in default on the repayment of remaining principal of $457,359 and accrued interest on the February 2020 Convertible Notes. Upon demand for repayment at the election of the holder, the holder of the Convertible Note is due 140% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Convertible Note. The 40% premium will be recorded once a demand occurs.

Secured Convertible Promissory Note – June 2020

On June 26, 2020, the Company issued to an existing investor in the Company a 10% original issue discount Senior Secured Convertible Promissory Note with a principal of $58,055, for a purchase price of $52,500, net of the original issue discount of $5,555. The Convertible Note matured on December 26, 2020. Prior to default, interest accrued on the aggregate unconverted and then outstanding principal amount of the Note at the rate of 10% per annum, calculated on the basis of a 360-day year. The Company incurred approximately $14,000 in debt issuance costs. On August 5, 2020, the Company defaulted on certain covenants in the loan and the interest rate reset to the default rate of 18%.

The Note is convertible, in whole or in part, into shares of common stock of the Company at the option of the noteholder at a conversion price of $0.40 (as adjusted for stock splits, stock combinations and similar events); provided, that if an event of default has occurred under the Note, then the conversion price shall be 65% of the lowest closing bid price of the Company’s common stock as reported on its principal trading market for the twenty consecutive trading day period ending on (and including) the trading day immediately preceding the date on which the conversion notice was delivered. The conversion price shall also be adjusted for subsequent equity sales by the Company. Because the share price on the commitment date was in excess of the conversion price, the Company recorded a beneficial conversion feature of $50,000 related to this note that was credited to additional paid in capital and reduced the carrying amount. At the commitment date, the actual intrinsic value of the beneficial conversion feature was approximately $203,000. The discount recorded is being amortized to interest expense over the life of the loan using the straight-line method.

The obligations of the Company under the Note are secured by a senior lien and security interest in all of the assets of the Company and certain of its wholly-owned subsidiaries pursuant to the terms and conditions of a Security Agreement dated June 26, 2020 by the Company in favor of the noteholder. In connection with the issuance of the Note, the holders of the secured promissory notes that the Company issued to select accredited investors between June 28, 2019 and August 5, 2019 in the aggregate principal amount of approximately $5.7 million agreed to subordinate their lien and security interest in the assets of the Company and its subsidiaries as set forth in the Security Agreement dated June 28, 2019 that such holders entered into with the Company and its subsidiaries to the security interest granted to the holder of the Note.

For the year ended December 31, 2020, the Company recognized approximately $5,000 in interest expense. For the year ended December 31, 2020, the Company recognized $70,000 related to the amortization of debt discount. Including $14,000 related to the amortization of debt issuance costs, respectively. For the year ended December 31, 2021, the Company recognized approximately $11,000 in interest expense related to the notes. As of December 31, 2021, the debt discount and issuance costs for the loan were fully amortized.

As of December 30, 2021, the Company remains in default on the repayment of principal of $58,055 and approximately $16,000 in accrued interest on the notes. Upon demand for repayment at the election of the holder, the holder of the note is due 140% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Note. The 40% premium will be recorded once a demand occurs.

Secured Convertible Promissory Note – October 2020

On October 30, 2020, the Company issued to an existing investor in and lender to the Company a 10% original issue discount senior secured convertible promissory note with a principal of $111,111, for a purchase price of $100,000. The note is convertible into shares of common stock of the Company at the option of the noteholder at a conversion price of $1.40 (as adjusted for stock splits, stock combinations and similar events); provided, that if an event of default has occurred under the Note, then the conversion price shall be 70% of then conversion price. The conversion price of the notes is subject to anti-dilution price protection and on March 19, 2021, the conversion price of the notes was adjusted to $1.00 per share as a result of subsequent equity sales by the Company.

The obligations of the Company under the note are secured by a senior lien and security interest in all of the assets of the Company.

The Company recorded approximately $9,000 in debt issuance cost to be amortized over the life of the loan using the straight-line method.

The interest rate on the note was 10% per annum, calculated on the basis of a 360-day year. On April 30, 2021, the note matured and the Company defaulted on the note and the interest rate on the loan reset to 18%.

Additionally, the Company issued the noteholder 79,366 warrants to purchase the Company’s common stock at $1.60 per share subject to certain adjustments as defined in the agreement. Until the Notes are no longer outstanding, the warrants have full-ratchet protection, are exercisable for a period of five years, and contain customary exercise limitations. On March 19, 2021, the exercise price of the warrants was adjusted to $1.00 and the Company issued an additional 47,619 warrants to the note holder. The Company recorded approximately $57,000 as a deemed dividend upon the repricing based upon the change in fair value of the warrants using a binomial valuation model. The Company used a risk-free rate of 0.16%, volatility of 262.27%, and expected term of 0.92 years in calculating the fair value of the warrants.

The Company recorded a discount related to the warrants of approximately $66,000, Including a discount of $6,000 and issuance costs of $5,000 based on the relative fair value of the instruments as determined by using the Black-Scholes valuation model. The Company recorded a beneficial conversion feature of $45,000 related to the note that was credited to additional paid in capital and reduced the carrying amount. The discount recorded is being amortized to interest expense over the life of the loan using the straight-line method. At the commitment date, the actual intrinsic value of the beneficial conversion feature was approximately $69,000. The Company also recorded a debt discount related to the convertible debt of approximately $5,000 and debt issuance cost of $4,000 using the relative fair value method to be amortized as interest expense over the term of the loan using the straight-line method.

For the year ended December 31, 2020, the Company recognized approximately $2,000 in interest expense. For the year ended December 31, 2020, the Company recognized $41,300 related to the amortization of debt discount including $1,300 of debt issuance costs. For the year ended December 31, 2021, the Company recognized approximately $17,000 in interest expense. For the year ended December 31, 2021, the Company recognized $79,000 related to the amortization of debt discount including debt issuance costs.

As of December 31, 2021, the Company has outstanding principal of $111,111 and accrued interest on the note of approximately $19,000.

As of December 31, 2021, the Company remains in default on the repayment of principal and interest on the notes. Upon demand for repayment at the election of the holder, the holder of the note is due 125% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Note. The 25% premium will be recorded once a demand occurs

Secured Convertible Promissory Note – January 2021

On January 31, 2021, the Company issued to an existing investor in and lender to the Company a 10% original issue discounted Senior Secured Convertible Promissory Note with a principal of $52,778, for a purchase price of $47,500, net of original issue discount of $5,278. The Note is convertible into shares of common stock of the Company at the option of the noteholder at a conversion price of $1.40 (as adjusted for stock splits, stock combinations and similar events); provided, that if an event of default has occurred under the Note, then the conversion price shall be 70% of the then conversion price. The conversion price of the notes is subject to anti-dilution price protection and will be adjusted upon subsequent equity sales by the Company.

The obligations of the Company under the Note are secured by a senior lien and security interest in all assets of the Company.

Additionally, the Company issued to the investor 37,699 warrants to purchase the Company’s common stock at an exercise price of $1.60 per share subject to certain adjustments as defined in the agreement. Until the Notes are no longer outstanding, the warrants have full-ratchet protection, are exercisable for a period of five years, and contain customary exercise limitations. On March 19, 2021, the exercise price of the warrants was adjusted to $1.00 and the Company issued an additional 22,619 warrants to the note holder. The Company recorded approximately $27,000 as a deemed dividend upon the repricing based upon the change in fair value of the warrants using a binomial valuation model. The Company used a risk-free rate of 0.16%, volatility of 262.27%, and expected term of 0.97 years in calculating the fair value of the warrants.

The Company recorded approximately $2,000 in debt issuance cost to be amortized over the life of the loan using the straight-line method.

The interest rate on the note was 10% per annum, calculated on the basis of a 360-day year. On July 31, 2021, the note matured and the Company defaulted on the note and the interest rate on the loan reset to the default rate of 18% per annum.

The Company recorded a discount related to the warrants of approximately $32,000, which includes an allocated original issue discount, of $3,000 and allocated issuance costs of $1,000 based on the relative fair value of the instruments as determined by using the Black-Scholes valuation model. The assumptions used in the Black-Scholes model were a risk-free rate of 0.45%, volatility of 240.83%, and an expected term of one year in calculating the fair value of the warrants.

The Company also recorded a debt discount related to the convertible debt of approximately $2,000 remaining original issue discount and remaining debt issuance cost of $1,000 using the relative fair value method to be amortized as interest expense over the term of the loan using the straight-line method.

Total discounts recorded including the original issue discount were approximately $35,000.

For year ended December 31, 2021, the Company recognized approximately $6,700 in interest expense. For year ended December 31, 2021, the Company recognized $35,000 related to the amortization of debt discount including the amortization of debt issuance costs. No interest expense or debt discount was recognized for the same period of 2020. As of December 31, 2021, the debt discount and issuance costs on the note were fully amortized.

As of December 31, 2021, the Company has outstanding principal of $52,778 on the note, and has recorded approximately $6,700 of accrued interest included in accrued expenses on the accompanying balance sheet.

As of December 31, 2021, the Company remains in default on the repayment of principal and accrued interest on the notes. Upon demand for repayment at the election of the holder, the holder of the note is due 125% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Note. The 25% premium will be recorded once a demand occurs

Secured Convertible Promissory Note – April 2021

On April 12, 2021, the Company issued to an accredited investor in and lender to the Company a 10% original issue discounted Senior Secured Convertible Promissory Note with a principal amount of $66,667, for a purchase price of $60,000 net of an original discount of $6,667. Additionally, the Company issued to the investor 40,000 five-year warrants to purchase the Company’s common stock at an exercise price of $1.90 per share. The warrants have full ratchet protection.

The note matured on October 12, 2021, Prior to default, interest accrued on the aggregate unconverted and then outstanding principal amount of the note at the rate of 10% per annum, calculated on-the-basis of a 360-day year. On October 12, 2021, the Company defaulted on the note and the interest rate on the note reset to 18% per annum.

The Note is convertible, in whole or in part, at any time, and from time to time, into shares of the common stock of the Company at the option of the noteholder at a conversion price of $1.50 (as adjusted for stock splits, stock combinations and similar events); provided, that if an event of default has occurred under the Note, then the conversion price shall be 70% of the then conversion price. The conversion price shall also be adjusted upon subsequent equity sales by the Company. The obligations of the Company under the Note are secured by a senior lien and security interest in all assets of the Company.

The Company recorded a discount related to the warrants of approximately $34,000, which includes approximately $3,700 of OID discount allocated under the relative fair value method, and a remaining discount related to the OID of $3,000 based on the relative fair value of the instruments. The fair value of the warrants on which the relative fair value is based was determined by using the Black-Scholes valuation model. The assumptions used in the Black-Scholes model were a risk-free rate of 0.89%, volatility of 240.64%, and an expected term of one year in calculating the fair value of the warrants.

On June 25, 2021, the exercise price of the warrants was adjusted to $1.50 and the Company issued an additional 10,667 warrants to the note holder. The Company recorded approximately $11,000 as a deemed dividend upon the repricing based upon the change in fair value of the warrants using a binomial valuation model. The Company used a risk-free rate of 0.92%, volatility of 247.52%, and expected term of 0.96 years in calculating the fair value of the warrants.

On November 4, 2021, the Company issued 7,662 shares of common stock upon a cashless exercise of 12,500 warrants issued with the April 2021 Convertible Note.

On November 30, 2021, the exercise price of the warrants was adjusted to $1.00 based on a note conversion at $1.00 and the Company issued an additional 19,084 warrants to the note holder.

For the year ended December 31, 2021, the Company recognized approximately $6,100 in interest expense for the notes. For the year ended December 31, 2021, the Company recognized approximately $37,500, related to the amortization of debt discount including debt issuance costs. No interest expense or debt discount was recognized for the same period of 2020.

As of December 31, 2021, the Company has recorded $66,667 of principal and approximately $6,100 of accrued interest for the note on the accompanying balance sheet. As of December 31, 2021, the debt discount and issuance costs on the note were fully amortized.

As of December 31, 2021, the Company remains in default on the repayment of principal and accrued interest on the notes. Upon demand for repayment at the election of the holder, the holder of the note is due 125% of the aggregate of outstanding principal, interest, and other expenses due in respect of this Note. The 25% premium will be recorded once a demand occurs.

Secured Convertible Promissory Note – June 2021

On June 25, 2021, the Company issued to an accredited investor in and lender to the Company a 5% original issue discounted Senior Secured Convertible Promissory Note with a principal amount of $66,500, for a purchase price of $63,000, net of an original issue discount of $3,500. Additionally, the Company issued to the investor 40,000 three-year warrants to purchase the Company’s common stock at an exercise price of $1.90 per share. Upon subsequent down-round equity sales by the Company, the number of shares issuable upon exercise of the Warrant shall be proportionately adjusted such that the aggregate exercise price of this Warrant shall remain $76,000 which is a full ratchet price protection provision.

The note matures one year from issuance, or such earlier date as the note is required or permitted to be repaid. Interest shall accrue on the aggregate unconverted and then outstanding principal amount of the note at the rate of 10% per annum, calculated on the basis of a 365-day year.

The Note is convertible, in whole or in part, at any time, and from time to time, into shares of the common stock of the Company at the option of the noteholder at a conversion price of $1.50 (as adjusted for stock splits, stock combinations and similar events); provided, however that in the event, the Company’s Common Stock trades below $1.60 per share for more than three (3) consecutive trading days, the Holder of this Note is entitled, at its option, to convert all or any amount of the principal face amount of this Note then outstanding into shares of the Company’s common stock at a price for each share of Common Stock equal to 65% of the lowest trading price of the Common Stock for the twenty prior trading days including the day upon which a Notice of Conversion is received. The conversion discount, look back period and other terms of the Note will be adjusted on a ratchet basis if the Company offers a more favorable conversion discount, prepayment rate, interest rate, (whether through a straight discount or in combination with an original issue discount), look back period or other more favorable term to another party for any financings while this Note is in effect

The obligations of the Company under the Note are secured by a senior lien and security interest in all assets of the Company.

The Company incurred approximately $9,300 in debt issuance costs.

The Company also issued 2,377 shares of common stock as a commission fee to the investment banker. The fair value of the common stock which was approximately $5,040 was recorded as debt issuance expense.

Due to the variability in the conversion price of the Note the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $102,823 with $87,039 charged to derivative expense and $15,784 recorded as a debt discount.

Total discounts recorded were $66,500. The Company recorded an original issue discount of $3,500, a discount of $9,300 for issuance costs, a discount related to the warrants of approximately $37,916 and a discount related to the derivative of $15,784 based on the relative fair value of the instruments. The warrant fair value on which the relative fair value was based was determined by using a simple binomial lattice model. The assumptions used in the model were a risk-free rate of 0.48%, volatility of 302.11%, and an expected term of 0.60 years in calculating the fair value of the warrants.

On August 11, 2021, the exercise price of the warrants was adjusted to $1.50 and the Company issued an additional 10,667 warrants to the note holder. The Company recorded approximately $25,000 as a deemed dividend upon the repricing based upon the change in fair value of the warrants using a binomial valuation model. The Company used a risk-free rate of 0.81, volatility of 209%, and expected term of 0.57 years in calculating the fair value of the warrants.

On October 27, 2021, the Company and the institutional investor who holds the convertible promissory note agreed to extend the maturity date of the note by six months to December 25, 2022 for no consideration.

On November 30, 2021, the exercise price of the warrants was adjusted to $1.00 based on a note conversion at $1.00 and the Company issued an additional 25,333 warrants to the note holder.

For the year ended December 31, 2021, the Company recognized approximately $27,800 related to the amortization of debt discount. For the year ended December 30, 2021, the Company recognized approximately $5,800 in interest expense related to the note. No interest expense or debt discount was recognized for the same period of 2020.

At December 31, 2021, the Company has recorded $66,500 of outstanding principal and approximately $5,700 of accrued interest and $38,700 of unamortized discount and issuance expenses.

Convertible Promissory Note – August 11, 2021

On August 11, 2021, the Company entered into a Securities Purchase Agreement with an accredited institutional investor pursuant to which the Company issued to the investor its Original Issue Discount Secured Convertible Promissory Note in the principal amount of $220,500 and warrants to purchase 40,000 shares of the common stock of the Company for which the Company received consideration of $210,000 net of an original issue discount of $10,500. In addition, the Company entered into a Registration Rights Agreement with the investor and issued the investor 5,000 common shares as a commitment fee.

The note matured one year from issuance and absent an event of default provides for an interest rate of 10% per annum, payable at maturity, and is convertible into common stock of the Company at a price of $1.50 per share, subject to anti-dilution adjustments in the event of certain corporate events as set forth in the Note, provided that if the average closing price of the Company’s common stock during any Nine consecutive trading days is below $1.60, the conversion price shall be reduced to 65% of the lowest trading price during the 20 consecutive trading days immediately preceding the conversion date. On November 9, 2021, the Company defaulted on certain covenants in the note and the interest rate on the note reset to 24% per annum.

In addition to customary anti-dilution adjustments the Note provides, subject to certain limited exceptions, that if the Company issues any common stock or common stock equivalents, as defined in the Note, at a per share price lower than the conversion price then in effect, the conversion price will be reduced to the per share price at which such shares or common share equivalents were sold.

The Warrants are initially exercisable for a period of five years at a price of $1.90 per share, subject to customary anti-dilution adjustments upon the occurrence of certain corporate events as set forth in the Warrant.

The Company incurred approximately $30,000 in debt issuance costs.

The Company also issued 7,000 shares of common stock to the investment banker as a commission on the note.

Due to the variability in the conversion price of the Note the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $340,893 with $234,388 charged to derivative expense and $106,505 recorded as a debt discount.

The Company recorded a total debt discount of $220,500 including an original issue discount of $10,500, a discount related to the warrants of approximately $56,454 a discount related to issuance costs of $30,000 and a discount related to the issuance of common stock of approximately $17,041, and a $106,505 discount related to the initial derivative value of the embedded conversion feature on the note all based on the relative fair value of the instruments,

The fair value of the warrants on which the relative fair value was based was determined by using a simple binomial lattice model. The assumptions used in the model were a risk-free rate of 0.81%, volatility of 253%, and an expected term of one year in calculating the fair value of the warrants. The discounts are being amortized over the term of the convertible note.

On November 30, 2021, the exercise price of the warrants was adjusted to $1.00 based on a note conversion at $1.00 and the Company issued an additional 36,000 warrants to the note holder.

For the year ended December 30, 2021, the Company recognized approximately $86,400 related to the amortization of debt discount. For the year ended December 30, 2021, the Company recognized approximately $15,800 in interest expense related to the note. No interest expense or debt discount was recognized for the same period of 2020.

At December 31, 2021, the Company has remaining $220,500 of outstanding principal and approximately $15,800 of accrued interest and $134,100 of unamortized discount.

Convertible Promissory Note – August 17, 2021

On August 17, 2021, the Company entered into a Securities Purchase Agreement with an accredited institutional investor pursuant to which the Company issued to the investor its Original Issue Discount Secured Convertible Promissory Note in the principal amount of $220,500 and warrants to purchase 40,000 shares of the common stock of the Company for which the Company received consideration of $210,000 net of original discount of $10,500. In addition, the Company entered into a Registration Rights Agreement with the investor and issued the investor 5,000 common shares as a commitment fee.

The note matures one year from issuance and provides for an interest rate of 10% per annum, payable at maturity, and is convertible into common stock of the Company at a price of $1.50 per share, subject to anti-dilution adjustments in the event of certain corporate events as set forth in the Note, provided that if the average closing price of the Company’s common stock during any three consecutive trading days is below $1.60, the conversion price shall be reduced to 65% of the lowest trading price during the 20 consecutive trading days immediately preceding the conversion date. The embedded conversion option will be treated as a bifurcated derivative liability.

In addition to customary anti-dilution adjustments the Note provides, subject to certain limited exceptions, that if the Company issues any common stock or common stock equivalents, as defined in the Note, at a per share price lower than the conversion price then in effect, the conversion price will be reduced to the per share price at which such shares or common share equivalents were sold.

The Warrants are initially exercisable for a period of five years at a price of $1.90 per share, subject to customary anti-dilution adjustments upon the occurrence of certain corporate events as set forth in the Warrant

The Company incurred approximately $30,000 in debt issuance costs. The Company also issued 5,631 shares of common stock to the investment banker as a commission on the note.

Due to the variability in the conversion price of the Note, the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $398,404 with $297,833 charged to derivative expense and $100,571 recorded as a debt discount.

The Company recorded a total debt discount of $220,500 including an original issue discount of $10,500, a discount related to the warrants of approximately $62,220 a discount related to issuance costs of $30,000 a discount related to the issuance of common stock of approximately $17,209, and a $100,571 discount related to the initial derivative value of the embedded conversion feature on the Note all based on the relative fair value of the instruments.

The fair value of the warrants on which the relative fair value was based was determined by using a simple binomial lattice model. The assumptions used in the model were a risk-free rate of 0.77%, volatility of 254%, and an expected term of one year in calculating the fair value of the warrants. The discounts are being amortized over the life of the convertible note.

On October 27, 2021, the Company and the institutional investor who holds the promissory note agreed to extend the maturity date the notes by six months to February 17, 2023 for no consideration.

On November 15, 2021, the Company defaulted on certain covenants in the note and the interest rate on the note reset to 24% per annum.

On November 30, 2021, the exercise price of the warrants was adjusted to $1.00 based on a note conversion at $1.00 and the Company issued an additional 36,000 warrants to the note holder.

For the year ended December 31, 2021, the Company recognized approximately $62,600 related to the amortization of debt discount. For the year ended December 30, 2021, the Company recognized approximately $15,400 in interest expense related to the note. No interest expense or debt discount was recognized for the same period of 2020.

At December 31, 2021, the Company has recorded $220,500 of outstanding principal and approximately $15,400 of accrued interest and $157,900 of unamortized discount and issuance expenses.

Convertible Promissory Note – October 4, 2021

On October 4, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with an institutional investor pursuant to which the Company issued the Buyer a 10% Convertible Redeemable Note in the principal amount of $131,250 and a six-year warrant to purchase 23,810 shares of common stock of the Company for which the Company received proceeds of $110,000. In addition, the Company entered into a Registration Rights Agreement with the investor and issued the investor 2,977 common shares as a commitment fee.

The Note is due October 4, 2022. The Note provides for interest at the rate of 10% per annum, payable in seven equal monthly payments beginning on August 15, 2022 through the maturity date. The Note is convertible into shares of common stock at any time following the date of cash payment at the Buyer’s option at a conversion price of $1.50 per share, subject to certain adjustments.

The Warrants are exercisable for three-years from October 4, 2021, at an exercise price of $1.90 per share, subject to certain adjustments, which exercise price may be paid on a cashless basis. The aggregate exercise price is $45,238.

The Company incurred approximately $15,000 in debt issuance costs. The Company also issued 2,173 shares of common stock to the investment banker as a commission on the note.

Due to the lack of authorized shares, the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $564,943 with $487,052 charged to derivative expense and $77,891 recorded as a debt discount.

The Company recorded a total debt discount of $131,250 including an original issue discount of $6,250, a discount related to issuance costs of $15,000, a discount related to the issuance of common stock of $32,109, and a $77,891 discount related to the initial derivative value of the embedded conversion feature on the Note all based on the relative fair value of the instruments. The discounts are being amortized over the life of the convertible note.

For the year ended December 31, 2021, the Company recognized approximately $32,000 related to the amortization of debt discount. For the year ended December 30, 2021, the Company recognized approximately $3,200 in interest expense related to the note. No interest expense or debt discount was recognized for the same period of 2020.

At December 31, 2021, the Company has recorded $131,250 of outstanding principal and approximately $3,200 of accrued interest and $99,200 of unamortized discount and issuance expenses.

Convertible Promissory Note – October 7, 2021

On October 7, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with an institutional investor pursuant to which the Company issued the investor a 10% Convertible Redeemable Note in the principal amount of $131,250 and a three-year warrant to purchase 23,810 shares of common stock of the Company for which the Company received proceeds of $110,000. In addition, the Company entered into a Registration Rights Agreement with the investor and issued the investor 2,977 common shares as a commitment fee and an additional 2,632 shares as a commission to the broker.

The Note is due October 7, 2022. The Note provides for interest at the rate of 10% per annum, payable at maturity. The Note is convertible into shares of common stock at any time following the date of cash payment at the Buyer’s option at a conversion price of $1.50 per share, subject to certain adjustments.

The Warrants are exercisable for three-years from October 7, 2021, at an exercise price of $1.90 per share, subject to certain adjustments, which exercise price may be paid on a cashless basis. The aggregate exercise price is $45,238.

The Company incurred approximately $15,000 in debt issuance costs.

Due to the lack of authorized shares, the embedded conversion option has been bifurcated and reflected as a derivative liability with an initial fair value of $564,184 with $487,667 charged to derivative expense and $76,517 recorded as a debt discount.

The Company recorded a total debt discount of $131,250 including an original issue discount of $6,250, a discount related to issuance costs of $15,000, a discount related to the issuance of common stock of approximately $33,483, and a $76,517 discount related to the initial derivative value of the embedded conversion feature on the Note all based on the relative fair value of the instruments. The discounts are being amortized over the life of the convertible note.

For the year ended December 31, 2021, the Company recognized approximately $30,900 related to the amortization of debt discounts. For the year ended December 30, 2021, the Company recognized approximately $3,100 in interest expense related to the note. No interest expense or debt discount was recognized for the same period of 2020.

At December 31, 2021, the Company has recorded $131,250 of outstanding principal and approximately $3,100 of accrued interest and $100,300 of unamortized discount and issuance expenses.

Derivative Liabilities Pursuant to Convertible Notes and Warrants

In connection with the issuance of the unrelated party convertible notes (collectively referred to as “Notes”) and warrants (collectively referred to as “Warrants”), discussed above, the Company determined that the terms of certain Notes and Warrants contain an embedded conversion options to be accounted for as derivative liabilities due to the holder having the potential to gain value upon conversion and provisions which includes events not within the control of the Company. Due to the fact that the number of shares of common stock issuable exceed the Company’s authorized share limit as of December 31, 2021, the equity environment was tainted and all convertible debentures and warrants were included in the value of the derivative. Accordingly, for existing embedded conversion options and existing warrants that were not previously accounted for as derivatives, the Company reclassified $3,462,000 from additional paid-in capital to derivative liability on December 31, 2021. In accordance with ASC 815-40 –Derivatives and Hedging – Contracts in an Entity’s Own Stock, the embedded conversion options contained in the Notes and the Warrants were accounted for as derivative liabilities at the date of issuance or on the reclassification date and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion options and the warrants was determined using the Binomial Lattice valuation model. At the end of each period and on note conversion date or repayment or on the warrant exercise date, the Company revalues the derivative liabilities resulting from the embedded option.

During the year ended December 31, 2021, in connection with the issuance of the Notes and Warrants, on the initial measurement dates, the fair values of the embedded conversion options of approximately $2.0 million was recorded as derivative liabilities of which $377,269 was allocated as a debt discount and $1,593,978 as derivative expense.

At the end of the period, the Company revalued the embedded conversion option derivative liabilities. In connection with the initial valuations and these revaluations, the Company recorded a loss from the initial and change in the derivative liabilities fair value of approximately $4.1 million for the year ended December 31, 2021.

During the year ended December 31, 2021, the fair value of the derivative liabilities was estimated at issuance and at the December 31, 2021, using the Binomial Lattice valuation model with the following assumptions:

Dividend rate	—%
Term (in years)	0.01 to 1 year
Volatility	247% to 412%
Risk-free interest rate	0.07% to 1.26%

Other than the effect on the derivative valuation recognized in operations, there was no accounting effect to the ratchet adjustments of certain convertible notes to reduce the conversion price to $1.00 in November 2021 since all of the embedded conversion options in the convertible notes were treated as derivatives.